BLACKROCK FUNDSSM

BlackRock SMID-Cap Growth Equity Fund

(the “Fund”)

Supplement dated April 26, 2023 to the Statement of Additional Information (“SAI”) of the Fund, dated September 28, 2022, as supplemented to date

Effective immediately, the following changes are made to the Fund’s SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Phil Ruvinsky, CFA and Caroline Bottinelli are the portfolio managers and are jointly and primarily responsible for the day-to-day management of SMID-Cap Growth Equity.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of May 31, 2022.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Phil Ruvinsky, CFA	14 $31.48 Billion	4 $3.68 Billion	0 $0	0 $0	0 $0	0 $0
Caroline Bottinelli*	12 $24.75 Billion	4 $3.92 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided is as of March 31, 2023.

The first paragraph of the sub-section entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes Phil Ruvinsky’s compensation as of May 31, 2022 and Caroline Bottinelli’s compensation as of March 31, 2023.

The sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

As of May 31, 2022, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Portfolio Manager	Dollar Range
Phil Ruvinsky, CFA	$100,001-$500,000
Caroline Bottinelli*	None

*	Information provided is as of March 31, 2023.

Shareholders should retain this Supplement for future reference.

SAI-SMIDCGE-0423SUP